Standby Equity Purchase Agreement	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Standby Equity Purchase Agreement

(13)    Standby Equity Purchase Agreement

In October 2023, we entered into the SEPA with Yorkville. Yorkville is a fund managed by Yorkville Advisors Global, LP.

Pursuant to the SEPA, the Company shall have the right, but not the obligation, to sell to Yorkville up to $30.0 million of Common Stock, par value $0.0001 per share, at the Company’s request any time during the commitment period commencing on October 2, 2023 (the “Effective Date”), and terminating on the first day of the month following the 24-month anniversary of the Effective Date. Each issuance and sale by the Company to Yorkville under the SEPA (an “Advance”) is subject to a maximum limit equal to the greater of: (i) an amount equal to 100% of the average of the daily volume of the Common Stock on the Nasdaq Stock Market (“Nasdaq”) for the 10 trading days immediately preceding an Advance notice, or (ii) 1,000,000 shares of Common Stock. At the election of the Company, the shares will be issued and sold to Yorkville at a per-share price equal to: (i) 96% of the Market Price (as defined below) for any period commencing on the receipt of the Advance notice by Yorkville and ending on 4:00 p.m. New York City time on the applicable Advance notice date (the “Option 1 Pricing Period”), or (ii) 97% of the Market Price for any three consecutive trading days commencing on the Advance notice date (the “Option 2 Pricing Period,” and each of the Option 1 Pricing Period and the Option 2 Pricing Period, a “Pricing Period”). “Market Price” is defined as, for any Option 1 Pricing Period, the daily volume-weighted average price (“VWAP”) of the Common Stock on Nasdaq, and for any Option 2 Pricing Period, the lowest VWAP of the Common Stock on the Nasdaq during the Option 2 Pricing Period. The Advances are subject to certain limitations, including that Yorkville cannot purchase any shares that would result in it beneficially owning more than 4.99% of the outstanding voting power or Common Stock. Further, Yorkville cannot purchase shares that would result in it acquiring more than 5,260,704 shares of Common Stock, which represents 19.99% of the outstanding Common Stock, as of the Effective Date of SEPA.

As described in Note (2) Summary of Significant Accounting Policies, the SEPA is accounted for as a derivative and is recognized as a liability measured at fair value in accordance with ASC 820. The Company intends to utilize the SEPA to access capital to fund its operations. The Company did not issue any Advances during the year ended December 31, 2023.

The estimated fair value of the SEPA liability on December 31, 2023, was $185, which was determined using a scenario-based valuation model. The liability was remeasured to its fair value of $366 as of March 31, 2024, and is classified within other long-term liabilities in the Condensed Consolidated Balance Sheets. This remeasurement resulted in the recognition of a loss of $181 for three months ended March 31, 2024, classified as change in fair value of SEPA, tranche and warrant liabilities in the Condensed Consolidated Statement of Operations. Assumptions used in the valuation are described below:

Valuation assumptions:	March 31, 2024	December 31, 2023
Expected draws	$11,900	$5,000
Expected probability of draws	100.0%	90.0%
Risk-free interest rate	5.5%	5.4%

The estimated fair value of the liability was determined using a scenario-based valuation model which assigned a probability to a number of different outcomes. The inputs and assumptions utilized in the calculation require management to apply judgment and make estimates including:

(a)

total expected draws of $11,900 and $5,000, at March 31, 2024, and December 31, 2023, respectively, through the issuance of multiple separate advances under the Option 2 Pricing Period at March 31, 2024, and Option 1 Pricing Period at December 31, 2023;

(b)	the expected probability of the draws on the SEPA, which we estimate based on our expectation of the draws being completed; and
(c)

risk-free interest rate, which was determined by reference to the U.S. Treasury yield curve for time periods commensurate with the expected term of the agreement in relation to the date of the expected draw.

These estimates may be subjective in nature and involve uncertainties and matters of judgment and therefore cannot be determined with exact precision.

During the three months ended March 31, 2024, we sold 350,000 shares of common stock under the SEPA, raising approximately $3,141. In April 2024, we sold 400,000 shares of common stock under the SEPA, raising $3,602.

(13)Standby Equity Purchase Agreement

On October 2, 2023, we entered into a Standby Equity Purchase Agreement (“SEPA”) with Yorkville. Yorkville is a fund managed by Yorkville Advisors Global, LP.

Pursuant to the SEPA, the Company shall have the right, but not the obligation, to sell to Yorkville up to $30.0 million of Common Stock, par value $0.0001 per share, at the Company’s request any time during the commitment period commencing on October 2, 2023 (the “Effective Date”) and terminating on the first day of the month following the 24-month anniversary of the Effective Date. Each issuance and sale by the Company to Yorkville under the SEPA (an “Advance”) is subject to a maximum limit equal to the greater of: (i) an amount equal to 100% of the average of the daily volume of the Common Stock on the Nasdaq Stock Market (“Nasdaq”) for the 10 trading days immediately preceding an Advance notice, or (ii) 1,000,000 shares of Common Stock. At the election of the Company, the shares will be issued and sold to Yorkville at a per-share price equal to: (i) 96% of the Market Price (as defined below) for any period commencing on the receipt of the Advance notice by Yorkville and ending on 4:00 p.m. New York City time on the applicable Advance notice date (the “Option 1 Pricing Period”), or (ii) 97% of the Market Price for any three consecutive trading days commencing on the Advance notice date (the “Option 2 Pricing Period,” and each of the Option 1 Pricing Period and the Option 2 Pricing Period, a “Pricing Period”). “Market Price” is defined as, for any Option 1 Pricing Period, the daily volume-weighted average price (“VWAP”) of the Common Stock on Nasdaq, and for any Option 2 Pricing Period, the lowest VWAP of the Common Stock on the Nasdaq during the Option 2 Pricing Period. The Advances are subject to certain limitations, including that Yorkville cannot purchase any shares that would result in it beneficially owning more than 4.99% of the outstanding voting power or Common Stock. Further, Yorkville cannot purchase shares that would result in it acquiring more than 5,260,704 shares of Common Stock, which represents 19.99% of the outstanding Common Stock, as of the Effective Date of SEPA.

As described in Note (2) Summary of Significant Accounting Policies, the SEPA is accounted for as a derivative pursuant to ASC 815-10 and will be recognized at fair value in accordance with ASC 820. The Company intends to utilize the SEPA to access capital to fund its operations. The Company did not issue any Advances during the year ended December 31, 2023.

The estimated fair value of the SEPA derivative liability on October 2, 2023 was $183, which was determined using a scenario-based valuation model. The liability was remeasured to its fair value of $185 as of December 31, 2023, and is classified within other long-term liabilities in the Consolidated Balance Sheets. This remeasurement resulted in the recognition of a loss of $2 for the year ended December 31, 2023, classified as change in fair value of contingent liabilities in the Consolidated Statement of Operations. Assumptions used in the valuation are described below:

Valuation assumptions:	December 31, 2023	October 2, 2023
Expected draws	$5,000	$5,000
Expected probability of draws	90.0%	90.0%
Risk-free interest rate	5.4%	4.9%

The estimated fair value of the liability was determined using a scenario-based valuation model which assigned a probability to a number of different outcomes. The inputs and assumptions utilized in the calculation require management to apply judgment and make estimates including:

(a)total expected draws of $5,000 through the issuance of five separate advances under the Option 1 Pricing Period;

(b)the expected probability of the draws on the SEPA, which we estimate based on our expectation of the draws being completed; and

(c)risk-free interest rate, which was determined by reference to the U.S. Treasury yield curve for time periods commensurate with the expected term of the agreement in relation to the date of the expected draw.

These estimates may be subjective in nature and involve uncertainties and matters of judgment and therefore cannot be determined with exact precision.

As of December 31, 2023, we did not sell any common stock under the SEPA. In March 2024, we sold 350,000 shares of common stock under the SEPA, raising approximately $3,141.